ORGANIZATION AND NATURE OF BUSINESS (Details 1) - Integer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Organization And Nature Of Business Details 1Abstract
Number of 10% clients	3	2
Percentage of total revenue	49.63%	52.49%
Percentage of total AR	20.68%	26.09%